Financial Information for Issuer, Parent Guarantor, Other Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 59	$ 0
Cash and cash equivalents	635	796	$ 500	$ 436
Accounts receivable, net	1,044	1,041
Fiduciary assets	8,948	8,412
Deferred tax assets	12	15
Other current assets	214	197
Amounts owed by group undertakings	0	0
Total current assets	10,853	10,461
Investments in subsidiaries	0	0
Fixed assets, net	483	481
Goodwill	2,937	2,838
Other intangible assets, net	450	353
Investments in associates	169	176
Deferred tax assets	9	7
Pension benefits asset	314	278
Other non-current assets	220	206
Noncurrent amounts owed by group undertakings	0	0
Total non-current assets	4,582	4,339
TOTAL ASSETS	15,435	14,800
Fiduciary liabilities	8,948	8,412
Deferred revenue and accrued expenses	619	586
Income taxes payable	33	21
Current portion of long-term debt	167	15
Deferred tax liabilities	21	25
Other current liabilities	444	415
Amounts due to group undertakings	0	0
Total current liabilities	10,232	9,474
Net liability investments in subsidiaries	0	0
Long-term debt	2,142	2,311
Liability for pension benefits	284	136
Deferred tax liabilities	128	56
Provisions for liabilities	194	206	180
Other non-current liabilities	389	374
Noncurrent amounts due to group undertakings	0	0
Total non-current liabilities	3,137	3,083
Total liabilities	13,369	12,557
Total Willis Group Holdings shareholders' equity	1,985	2,215
Noncontrolling interests	22	28
Total equity	2,007	2,243
TOTAL LIABILITIES AND EQUITY	15,435	14,800
Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	59
Cash and cash equivalents	624	790	499	273
Accounts receivable, net	1,040	1,037
Fiduciary assets	8,948	8,412
Deferred tax assets	12	16
Other current assets	205	186
Amounts owed by group undertakings	1,114	1,484
Total current assets	11,943	11,925
Investments in subsidiaries	0	0
Fixed assets, net	421	415
Goodwill	2,937	2,838
Other intangible assets, net	450	353
Investments in associates	22	20
Deferred tax assets	9	7
Pension benefits asset	314	278
Other non-current assets	207	188
Noncurrent amounts owed by group undertakings	0	0
Total non-current assets	4,360	4,099
TOTAL ASSETS	16,303	16,024
Fiduciary liabilities	8,948	8,412
Deferred revenue and accrued expenses	584	555
Income taxes payable	55	39
Current portion of long-term debt	1	0
Deferred tax liabilities	21	25
Other current liabilities	320	300
Amounts due to group undertakings	896	1,333
Total current liabilities	10,825	10,664
Net liability investments in subsidiaries	0	0
Long-term debt	0	1
Liability for pension benefits	284	136
Deferred tax liabilities	128	55
Provisions for liabilities	194	206
Other non-current liabilities	372	326
Noncurrent amounts due to group undertakings	740	690
Total non-current liabilities	1,718	1,414
Total liabilities	12,543	12,078
Total Willis Group Holdings shareholders' equity	3,679	3,918
Noncontrolling interests	22	28
Total equity	3,701	3,946
TOTAL LIABILITIES AND EQUITY	16,303	16,024
Consolidating adjustments
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Fiduciary assets	0	0
Deferred tax assets	0	(1)
Other current assets	(29)	(21)
Amounts owed by group undertakings	(5,519)	(6,510)
Total current assets	(5,548)	(6,532)
Investments in subsidiaries	(3,528)	(3,788)
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	0	0
Noncurrent amounts owed by group undertakings	(740)	(690)
Total non-current assets	(4,268)	(4,478)
TOTAL ASSETS	(9,816)	(11,010)
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	0	0
Income taxes payable	(29)	(21)
Current portion of long-term debt	0	0
Deferred tax liabilities	0	0
Other current liabilities	0	0
Amounts due to group undertakings	(5,519)	(6,510)
Total current liabilities	(5,548)	(6,531)
Net liability investments in subsidiaries	(838)	(985)
Long-term debt	0	0
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	(740)	(690)
Total non-current liabilities	(1,578)	(1,675)
Total liabilities	(7,126)	(8,206)
Total Willis Group Holdings shareholders' equity	(2,690)	(2,804)
Noncontrolling interests	0	0
Total equity	(2,690)	(2,804)
TOTAL LIABILITIES AND EQUITY	(9,816)	(11,010)
Consolidation entries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Fiduciary assets	0	0
Deferred tax assets	0	(1)
Other current assets	(34)	(27)
Amounts owed by group undertakings	(6,739)	(7,303)
Total current assets	(6,773)	(7,331)
Investments in subsidiaries	(6,056)	(6,421)
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	0	0
Noncurrent amounts owed by group undertakings	(1,258)	(1,631)
Total non-current assets	(7,314)	(8,052)
TOTAL ASSETS	(14,087)	(15,383)
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	0	0
Income taxes payable	(34)	(27)
Current portion of long-term debt	0	0
Deferred tax liabilities	0	0
Other current liabilities	0	0
Amounts due to group undertakings	(6,739)	(7,303)
Total current liabilities	(6,773)	(7,330)
Net liability investments in subsidiaries	(838)	(985)
Long-term debt	0	0
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	(1,258)	(1,631)
Total non-current liabilities	(2,096)	(2,616)
Total liabilities	(8,869)	(9,946)
Total Willis Group Holdings shareholders' equity	(5,218)	(5,437)
Noncontrolling interests	0	0
Total equity	(5,218)	(5,437)
TOTAL LIABILITIES AND EQUITY	(14,087)	(15,383)
Willis Group Holdings — the Parent Issuer
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0
Cash and cash equivalents	9	3	1	0
Accounts receivable, net	0	0
Fiduciary assets	0	0
Deferred tax assets	0	0
Other current assets	1	1
Amounts owed by group undertakings	3,674	4,051
Total current assets	3,684	4,055
Investments in subsidiaries	0	0
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	3	4
Noncurrent amounts owed by group undertakings	0	0
Total non-current assets	3	4
TOTAL ASSETS	3,687	4,059
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	1	2
Income taxes payable	0	0
Current portion of long-term debt	0	0
Deferred tax liabilities	0	0
Other current liabilities	67	62
Amounts due to group undertakings	0	0
Total current liabilities	68	64
Net liability investments in subsidiaries	838	985
Long-term debt	796	795
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	0	0
Total non-current liabilities	1,634	1,780
Total liabilities	1,702	1,844
Total Willis Group Holdings shareholders' equity	1,985	2,215
Noncontrolling interests	0	0
Total equity	1,985	2,215
TOTAL LIABILITIES AND EQUITY	3,687	4,059
Guarantor Companies [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0
Cash and cash equivalents	2	3	0	163
Accounts receivable, net	4	4
Fiduciary assets	0	0
Deferred tax assets	0	0
Other current assets	41	36
Amounts owed by group undertakings	1,154	975
Total current assets	1,201	1,018
Investments in subsidiaries	3,478	3,716
Fixed assets, net	62	66
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	147	156
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	2	5
Noncurrent amounts owed by group undertakings	740	1,113
Total non-current assets	4,429	5,056
TOTAL ASSETS	5,630	6,074
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	34	29
Income taxes payable	7	4
Current portion of long-term debt	149	0
Deferred tax liabilities	0	0
Other current liabilities	46	42
Amounts due to group undertakings	5,267	5,813
Total current liabilities	5,503	5,888
Net liability investments in subsidiaries	0	0
Long-term debt	581	733
Liability for pension benefits	0	0
Deferred tax liabilities	0	1
Provisions for liabilities	0	0
Other non-current liabilities	17	48
Noncurrent amounts due to group undertakings	518	518
Total non-current liabilities	1,116	1,300
Total liabilities	6,619	7,188
Total Willis Group Holdings shareholders' equity	(989)	(1,114)
Noncontrolling interests	0	0
Total equity	(989)	(1,114)
TOTAL LIABILITIES AND EQUITY	5,630	6,074
Trinity Acquisition Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0
Cash and cash equivalents	0	0	$ 0	$ 0
Accounts receivable, net	0	0
Fiduciary assets	0	0
Deferred tax assets	0	0
Other current assets	1	1
Amounts owed by group undertakings	797	793
Total current assets	798	794
Investments in subsidiaries	2,578	2,705
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	8	9
Noncurrent amounts owed by group undertakings	518	518
Total non-current assets	3,104	3,232
TOTAL ASSETS	3,902	4,026
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	0	0
Income taxes payable	5	5
Current portion of long-term debt	17	15
Deferred tax liabilities	0	0
Other current liabilities	11	11
Amounts due to group undertakings	576	157
Total current liabilities	609	188
Net liability investments in subsidiaries	0	0
Long-term debt	765	782
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	0	423
Total non-current liabilities	765	1,205
Total liabilities	1,374	1,393
Total Willis Group Holdings shareholders' equity	2,528	2,633
Noncontrolling interests	0	0
Total equity	2,528	2,633
TOTAL LIABILITIES AND EQUITY	$ 3,902	$ 4,026